Financial Instruments - Disclosure of financial instruments by category, assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Trade receivables	€ 27,813	€ 35,205
Other assets	356	1,256
Cash and cash equivalents	109,650	168,271	€ 126,080	€ 286,532
TOTAL ASSETS	€ 137,819	€ 204,731